Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period		$ 51
Other comprehensive income (loss), net of tax		(60)	$ (47)
Accumulated other comprehensive income (loss), end of period		(9)	51
Unrealized Gains and Losses on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period	[1]	51	98
Other comprehensive income (loss) before reclassifications	[1]	(72)	$ (47)
Less amount reclassified from accumulated other comprehensive loss	[1],[2]	12
Other comprehensive income (loss), net of tax	[1]	(60)	$ (47)
Accumulated other comprehensive income (loss), end of period	[1]	$ (9)	$ 51

[1]	All amounts are net of tax. Amounts in parentheses indicate a reduction of other comprehensive income.
[2]	There was $12 reclassified out of other comprehensive income for year ended December 31, 2015 due to an early redemption of a municipal security.